Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Schedule of Black-Scholes Option Model to Estimate the Fair Value of Stock Options

The Company uses the Black-Scholes option model to estimate the fair value of stock options. In applying the Black-Scholes option model, the Company used the following assumptions in the valuation of options granted in 2025 and 2024:

	2025	2024
Expected volatility	76.0% - 86.3%	66.0% - 75.3%
Expected dividend yield	-	-
Expected life (years)	5.2 - 6.1	6.1-6.3
Risk-free rate	3.7% - 4.4%	3.9% - 4.4%

Schedule of Stock Option Activity

The following table summarizes the Company’s stock option activity for the year ended December 31, 2025:

	Options	Weighted- average Exercise Price per Option	Weighted- average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2024	2,214,769	$2.38
Granted	348,280	$1.11
Forfeited	(302,115)	$2.41
Outstanding at December 31, 2025	2,260,934	$2.18	8.2	$-
Exercisable and vested at December 31, 2025	1,447,542	$2.38	7.9	$-

Schedule of Stock-Based Compensation Expense

Total stock-based compensation expense associated with stock options and the employee stock purchase plan was classified as follows on the consolidated statements of operations and comprehensive loss for the years ended December 31, 2025 and 2024:

	2025	2024
Research and development expense	$303	$165
Sales and marketing expense	19	11
General and administrative expense	335	386
Total stock-based compensation expenses	$657	$562